Distribution Date:	06/17/22	WFRBS Commercial Mortgage Trust 2014-LC14
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2014-LC14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	CRED iQ
Mortgage Loan Detail (Part 2)	17-19		bill@cred-iq.com		bill@cred-iq.com
Principal Prepayment Detail	20		290 King of Prussia Road | Radnor, PA 19087 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Deutsche Bank Trust Company Americas
Specially Serviced Loan Detail - Part 2	25		Karlene Benvenuto		karlene.benvenuto@db.com
Modified Loan Detail	26		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221TAA5	1.193000%	66,263,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221TAB3	2.862000%	189,675,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	96221TBC0	1.636710%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	96221TBE6	3.567000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221TAD9	3.766000%	175,000,000.00	168,239,345.56	29,808,609.70	527,991.14	538,419.94	0.00	30,875,020.78	138,430,735.86	45.32%	30.00%
A-5	96221TAE7	4.045000%	278,492,000.00	278,492,000.00	0.00	938,750.12	0.00	0.00	938,750.12	278,492,000.00	45.32%	30.00%
A-SB	96221TAF4	3.522000%	89,487,000.00	28,335,855.63	1,813,249.43	83,165.74	26,328.51	0.00	1,922,743.68	26,522,606.20	45.32%	30.00%
A-S	96221TAG2	4.351000%	95,739,000.00	95,739,000.00	0.00	347,133.66	0.00	0.00	347,133.66	95,739,000.00	33.52%	22.38%
B	96221TAK3	4.907000%	81,614,000.00	81,614,000.00	0.00	333,733.25	0.00	0.00	333,733.25	81,614,000.00	23.46%	15.88%
C	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	0.00	170,447.70	0.00	0.00	170,447.70	47,085,000.00	17.65%	12.13%
D	96221TAQ0	4.586000%	64,349,000.00	64,349,000.00	0.00	245,920.43	0.00	0.00	245,920.43	64,349,000.00	9.72%	7.00%
E	96221TAS6	3.500000%	21,973,000.00	21,973,000.00	0.00	64,087.92	0.00	0.00	64,087.92	21,973,000.00	7.01%	5.25%
F	96221TAU1	3.500000%	12,556,000.00	12,556,000.00	0.00	36,621.67	0.00	0.00	36,621.67	12,556,000.00	5.46%	4.25%
G	96221TAW7	3.500000%	53,363,034.00	44,281,167.50	0.00	111,824.42	0.00	0.00	111,824.42	44,281,167.50	0.00%	0.00%
V	96221TAZ0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	96221TBA4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,255,596,036.01	842,664,368.69	31,621,859.13	2,859,676.05	564,748.45	0.00	35,046,283.63	811,042,509.56

X-A	96221TAH0	1.414926%	974,656,000.00	570,806,201.19	0.00	673,040.46	453,655.81	0.00	1,126,696.27	539,184,342.06
X-B	96221TAJ6	0.740372%	193,048,000.00	193,048,000.00	0.00	119,106.10	0.00	0.00	119,106.10	193,048,000.00
X-C	96221TAN7	1.903055%	87,892,034.00	78,810,167.50	0.00	124,983.41	0.00	0.00	124,983.41	78,810,167.50
Notional SubTotal			1,255,596,034.00	842,664,368.69	0.00	917,129.97	453,655.81	0.00	1,370,785.78	811,042,509.56

Deal Distribution Total					31,621,859.13	3,776,806.02	1,018,404.26	0.00	36,417,069.41

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221TAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221TAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	96221TBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	96221TBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221TAD9	961.36768891	170.33491257	3.01709223	0.00000000	0.00000000	3.07668537	0.00000000	176.42869017	791.03277634
A-5	96221TAE7	1,000.00000000	0.00000000	3.37083335	0.00000000	0.00000000	0.00000000	0.00000000	3.37083335	1,000.00000000
A-SB	96221TAF4	316.64773241	20.26271336	0.92936114	0.00000000	0.00000000	0.29421603	0.00000000	21.48629052	296.38501905
A-S	96221TAG2	1,000.00000000	0.00000000	3.62583336	0.00000000	0.00000000	0.00000000	0.00000000	3.62583336	1,000.00000000
B	96221TAK3	1,000.00000000	0.00000000	4.08916669	0.00000000	0.00000000	0.00000000	0.00000000	4.08916669	1,000.00000000
C	96221TAL1	1,000.00000000	0.00000000	3.62000000	0.00000000	0.00000000	0.00000000	0.00000000	3.62000000	1,000.00000000
D	96221TAQ0	1,000.00000000	0.00000000	3.82166669	0.00000000	0.00000000	0.00000000	0.00000000	3.82166669	1,000.00000000
E	96221TAS6	1,000.00000000	0.00000000	2.91666682	0.00000000	0.00000000	0.00000000	0.00000000	2.91666682	1,000.00000000
F	96221TAU1	1,000.00000000	0.00000000	2.91666693	0.00000000	0.00000000	0.00000000	0.00000000	2.91666693	1,000.00000000
G	96221TAW7	829.80977993	0.00000000	2.09554089	0.32473772	35.22391418	0.00000000	0.00000000	2.09554089	829.80977993
V	96221TAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	96221TBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221TAH0	585.64888657	0.00000000	0.69054154	0.00000000	0.00000000	0.46545223	0.00000000	1.15599378	553.20476359
X-B	96221TAJ6	1,000.00000000	0.00000000	0.61697661	0.00000000	0.00000000	0.00000000	0.00000000	0.61697661	1,000.00000000
X-C	96221TAN7	896.67019767	0.00000000	1.42201067	0.00000000	0.00000000	0.00000000	0.00000000	1.42201067	896.67019767

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/22 - 05/30/22	30	0.00	527,991.15	0.00	527,991.15	0.00	0.00	0.00	527,991.14	0.00
A-5	05/01/22 - 05/30/22	30	0.00	938,750.12	0.00	938,750.12	0.00	0.00	0.00	938,750.12	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	83,165.74	0.00	83,165.74	0.00	0.00	0.00	83,165.74	0.00
X-A	05/01/22 - 05/30/22	30	0.00	673,040.45	0.00	673,040.45	0.00	0.00	0.00	673,040.46	0.00
X-B	05/01/22 - 05/30/22	30	0.00	119,106.10	0.00	119,106.10	0.00	0.00	0.00	119,106.10	0.00
X-C	05/01/22 - 05/30/22	30	0.00	124,983.41	0.00	124,983.41	0.00	0.00	0.00	124,983.41	0.00
A-S	05/01/22 - 05/30/22	30	0.00	347,133.66	0.00	347,133.66	0.00	0.00	0.00	347,133.66	0.00
B	05/01/22 - 05/30/22	30	0.00	333,733.25	0.00	333,733.25	0.00	0.00	0.00	333,733.25	0.00
C	05/01/22 - 05/30/22	30	0.00	170,447.70	0.00	170,447.70	0.00	0.00	0.00	170,447.70	0.00
D	05/01/22 - 05/30/22	30	0.00	245,920.43	0.00	245,920.43	0.00	0.00	0.00	245,920.43	0.00
E	05/01/22 - 05/30/22	30	0.00	64,087.92	0.00	64,087.92	0.00	0.00	0.00	64,087.92	0.00
F	05/01/22 - 05/30/22	30	0.00	36,621.67	0.00	36,621.67	0.00	0.00	0.00	36,621.67	0.00
G	05/01/22 - 05/30/22	30	1,862,325.94	129,153.41	0.00	129,153.41	17,328.99	0.00	0.00	111,824.42	1,879,654.93
Totals			1,862,325.94	3,794,135.01	0.00	3,794,135.01	17,328.99	0.00	0.00	3,776,806.02	1,879,654.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221TAG2	4.351000%	95,739,000.00	95,739,000.00	0.00	347,133.66	0.00	0.00	347,133.66	95,739,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221TAK3	4.907000%	81,614,000.00	81,614,000.00	0.00	333,733.25	0.00	0.00	333,733.25	81,614,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221TAL1	4.344000%	47,085,000.00	47,085,000.00	0.00	170,447.70	0.00	0.00	170,447.70	47,085,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			224,438,000.03	224,438,000.00	0.00	851,314.61	0.00	0.00	851,314.61	224,438,000.00

Exchangeable Certificate Details
PEX	96221TAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	36,417,069.41
Benchmark: LIBOR 1-Month
Current Period %	0.886710
Next Period %	1.523430
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,813,592.91	Master Servicing Fee	15,697.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,322.01
Interest Adjustments	0.00	Trustee Fee	290.25
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	362.81
ARD Interest	0.00	Trust Advisor Fee	785.41
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,813,592.91	Total Fees	19,457.93

Principal		Expenses/Reimbursements
Scheduled Principal	1,633,053.31	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	29,988,805.82	Special Servicing Fees (Monthly)	16,244.98
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,084.01
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	31,621,859.13	Total Expenses/Reimbursements	17,328.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,018,404.26	Interest Distribution	3,776,806.02
Excess Liquidation Proceeds	0.00	Principal Distribution	31,621,859.13
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,018,404.26
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	1,018,404.26	Total Payments to Certificateholders and Others	36,417,069.41
Total Funds Collected	36,453,856.30	Total Funds Distributed	36,453,856.33

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	842,664,368.69	842,664,368.69	Beginning Certificate Balance	842,664,368.69
(-) Scheduled Principal Collections	1,633,053.31	1,633,053.31	(-) Principal Distributions	31,621,859.13
(-) Unscheduled Principal Collections	29,988,805.82	29,988,805.82	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	811,042,509.56	811,042,509.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	842,658,409.15	842,658,409.15	Ending Certificate Balance	811,042,509.56
Ending Actual Collateral Balance	811,160,036.05	811,160,036.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP
2,000,000 or less	2	2,641,815.62	0.33%	20	5.2279	2.491570	1.20 or less	12	243,907,573.30	30.07%	19	5.3709	0.925289
2,000,001 to 3,000,000	3	7,361,498.22	0.91%	21	5.5906	1.887836	1.21 to 1.30	4	46,015,631.26	5.67%	20	5.1605	1.253196
3,000,001 to 4,000,000	3	10,346,953.80	1.28%	19	5.5239	1.217870	1.31 to 1.40	1	18,315,421.96	2.26%	18	5.1680	1.350000
4,000,001 to 5,000,000	4	17,845,335.59	2.20%	20	5.0799	2.631136	1.41 to 1.50	2	17,799,055.32	2.19%	17	5.3388	1.445717
5,000,001 to 6,000,000	2	11,332,425.04	1.40%	19	5.2056	1.555945	1.51 to 1.60	3	45,157,648.56	5.57%	20	5.0766	1.534657
6,000,001 to 7,000,000	5	31,143,075.00	3.84%	19	5.0733	1.616996	1.61 to 1.70	6	84,596,456.26	10.43%	18	5.4089	1.673583
7,000,001 to 8,000,000	3	22,599,883.75	2.79%	19	5.1315	1.856657	1.71 to 1.80	2	7,038,369.20	0.87%	19	5.5820	1.721318
8,000,001 to 9,000,000	2	17,060,578.33	2.10%	19	5.1077	2.211402	1.81 to 1.90	1	35,027,194.31	4.32%	19	5.3500	1.900000
9,000,001 to 10,000,000	3	28,445,844.00	3.51%	19	5.3407	0.861882	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	38,755,515.97	4.78%	18	5.2608	2.638264	2.01 to 2.25	4	77,124,458.79	9.51%	18	5.3393	2.091127
15,000,001 to 20,000,000	3	52,056,172.84	6.42%	19	5.1445	1.285364	2.26 to 2.75	1	4,200,970.87	0.52%	19	5.0400	2.450000
20,000,001 to 30,000,000	2	44,019,439.32	5.43%	18	5.1622	1.130656	2.76 to 3.00	2	10,705,560.18	1.32%	19	4.8479	2.823282
30,000,001 to 50,000,000	4	143,894,163.83	17.74%	19	5.1709	1.215548	3.01 or greater	4	27,297,414.72	3.37%	20	5.0295	4.302533
50,000,001 to 70,000,000	2	112,664,842.18	13.89%	18	5.4510	1.880000	Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
70,000,001 to 80,000,000	1	77,018,211.24	9.50%	19	5.7243	1.100000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	22	193,856,754.83	23.90%	18	5.1850	NAP	Wisconsin	1	611,378.84	0.08%	17	5.3540	1.670000
Alabama	4	14,229,463.66	1.75%	19	5.3646	1.715756	Totals	125	811,042,509.56	100.00%	18	5.2746	1.502801
Arizona	1	7,487,263.07	0.92%	17	5.3760	2.080000
									Property Type³
Arkansas	1	10,028,832.43	1.24%	19	5.3500	1.900000
California	8	50,833,953.58	6.27%	20	4.9415	3.372130		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	3,291,346.47	0.41%	18	5.5000	1.020000		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	1	6,459,683.66	0.80%	20	5.1440	1.550000	Defeased	22	193,856,754.83	23.90%	18	5.1850	NAP
Florida	4	34,000,703.87	4.19%	19	4.9817	0.889561	Industrial	17	32,340,185.69	3.99%	19	5.4467	1.107794
Georgia	7	134,398,811.03	16.57%	18	5.4108	1.972134	Lodging	10	76,135,493.26	9.39%	19	5.1763	2.271792
Illinois	1	5,594,801.57	0.69%	18	5.2010	1.480000	Mixed Use	1	18,315,421.96	2.26%	18	5.1680	1.350000
Indiana	4	20,887,673.35	2.58%	20	5.1869	1.224338	Multi-Family	14	50,417,086.34	6.22%	18	5.3584	1.909030
Iowa	1	962,329.50	0.12%	20	5.4000	1.270000	Office	24	154,609,625.22	19.06%	19	5.3803	0.967564
Kansas	1	8,702,263.40	1.07%	19	5.3500	1.900000	Other	2	114,836,703.13	14.16%	18	5.4529	2.072246
Kentucky	1	6,153,284.15	0.76%	19	5.5650	1.710000	Retail	33	154,328,253.17	19.03%	19	5.1918	1.336885
Michigan	2	1,548,312.14	0.19%	19	5.5715	1.572972	Self Storage	2	16,202,986.02	2.00%	19	4.8424	2.560331
Minnesota	9	48,480,284.12	5.98%	17	5.2235	0.935258	Totals	125	811,042,509.56	100.00%	18	5.2746	1.502801
Mississippi	1	2,600,890.53	0.32%	20	5.4000	1.270000
New York	1	18,315,421.96	2.26%	18	5.1680	1.350000
North Carolina	2	6,288,145.30	0.78%	19	5.2266	1.598482
Ohio	6	29,767,120.20	3.67%	18	5.3792	1.520592
Oklahoma	1	41,933,325.53	5.17%	20	5.1600	0.870000
Pennsylvania	33	100,470,949.40	12.39%	19	5.6239	1.109337
South Carolina	1	1,391,239.29	0.17%	20	5.7300	0.730000
Tennessee	6	9,537,129.22	1.18%	19	5.4169	1.452378
Texas	5	53,211,148.52	6.56%	20	5.1144	1.295286

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP
	3.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	42	617,185,754.73	76.10%	19	5.3028	1.527254
	4.751% to 5.000%	9	88,403,809.90	10.90%	19	4.9018	1.892441	Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
	5.001% to 5.250%	12	174,615,104.69	21.53%	19	5.1328	1.369474
	5.251% to 5.500%	15	262,319,842.19	32.34%	18	5.4089	1.634442
	5.501% to 5.750%	6	91,846,997.95	11.32%	19	5.7090	1.169589
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP
	60 months or less	42	617,185,754.73	76.10%	19	5.3028	1.527254	180 months or less	1	8,111,748.72	1.00%	19	5.4250	1.540000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	6	146,586,137.75	18.07%	18	5.4084	2.103102
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	35	462,487,868.26	57.02%	19	5.2672	1.344515
	Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	193,856,754.83	23.90%	18	5.1850	NAP				None
Underwriter's Information		1	56,332,421.09	6.95%	18	5.4510	1.680000
	12 months or less	40	542,537,911.68	66.89%	19	5.2919	1.517379
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	18,315,421.96	2.26%	18	5.1680	1.350000
	Totals	59	811,042,509.56	100.00%	18	5.2746	1.502801
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	310922431	98	Atlanta	GA	Actual/360	5.451%	265,183.07	162,632.21	0.00	N/A	12/01/23	--	56,495,053.30	56,332,421.09	06/01/22
1B	300801013				Actual/360	5.451%	265,183.07	162,632.21	0.00	N/A	12/01/23	--	56,495,053.30	56,332,421.09	06/01/22
2	28000410	Various Various		PA	Actual/360	5.724%	380,349.50	143,397.64	0.00	N/A	01/06/24	--	77,161,608.88	77,018,211.24	06/06/22
6	300571066	OF	Tulsa	OK	Actual/360	5.160%	186,599.77	62,122.57	0.00	N/A	02/06/24	--	41,995,448.10	41,933,325.53	05/06/22
7	440000336	Various Various		Various	Actual/360	5.012%	88,987.87	51,964.20	0.00	N/A	02/01/24	--	20,618,665.36	20,566,701.16	06/01/22
7A	400921129				Actual/360	5.012%	64,708.88	16,940.68	0.00	N/A	02/01/24	--	14,993,176.71	14,976,236.03	06/01/22
8	28000385	OF	Minneapolis	MN	Actual/360	5.180%	162,376.85	55,403.88	0.00	11/06/23	11/06/28	--	36,402,831.69	36,347,427.81	05/06/22
9	28000405	MF	Various	Various	Actual/360	5.350%	161,622.27	55,120.42	0.00	N/A	01/06/24	--	35,082,314.73	35,027,194.31	06/06/22
10	310921591	RT	Dallas	TX	Actual/360	4.970%	131,076.79	41,189.88	0.00	N/A	02/01/24	--	30,627,406.06	30,586,216.18	06/01/22
11	440000334	LO	Kahului	HI	Actual/360	5.131%	108,835.72	46,747.97	0.00	N/A	02/01/24	--	24,632,598.50	24,585,850.53	06/01/22
12	28000395	MH	Lantana	FL	Actual/360	4.950%	106,940.09	39,846.66	0.00	N/A	08/06/23	--	25,088,583.90	25,048,737.24	06/06/22
14	28000393	RT	Edwardsville	PA	Actual/360	5.294%	107,074.02	34,988.60	0.00	N/A	11/06/23	--	23,487,726.76	23,452,738.16	06/06/22
15	790921259	RT	Wellington	FL	Actual/360	5.300%	103,030.86	35,795.30	0.00	N/A	01/01/24	--	22,575,233.22	22,539,437.92	06/01/22
16	28000400	MU	New York	NY	Actual/360	5.168%	81,631.40	27,795.75	0.00	N/A	12/11/23	--	18,343,217.71	18,315,421.96	06/11/22
17	310922364	LO	Indianapolis	IN	Actual/360	5.140%	41,054.37	17,577.23	0.00	N/A	02/01/24	--	9,275,495.04	9,257,917.81	06/01/22
18	310922379	LO	Indianapolis	IN	Actual/360	5.140%	34,848.47	14,920.22	0.00	N/A	02/01/24	--	7,873,384.49	7,858,464.27	06/01/22
19	300571067	RT	Various	Various	Actual/360	5.400%	79,683.78	31,106.25	0.00	N/A	02/06/24	--	17,136,296.32	17,105,190.07	06/06/22
20	440000322	RT	Cape Coral	FL	Actual/360	4.856%	69,701.64	33,269.20	0.00	N/A	01/01/24	--	16,668,830.01	16,635,560.81	06/01/22
21	300571057	MF	Flagstaff	AZ	Actual/360	5.360%	81,808.08	23,849.81	0.00	N/A	01/06/24	--	17,724,428.45	17,700,578.64	06/06/22
22	310919576	MH	Streetsboro	OH	Actual/360	4.710%	60,312.60	14,870,581.39	0.00	N/A	12/01/23	--	14,870,581.39	0.00	06/01/22
23	300571061	MF	Kansas City	KS	Actual/360	5.210%	72,651.02	22,452.06	0.00	N/A	10/06/23	--	16,193,652.86	16,171,200.80	06/06/22
25	310919580	MH	Bath	PA	Actual/360	4.790%	54,553.67	13,226,022.75	0.00	N/A	01/01/24	--	13,226,022.75	0.00	06/01/22
26	28000375	MF	Various	Various	Actual/360	5.354%	58,865.68	23,816.41	0.00	N/A	11/06/23	--	12,768,051.53	12,744,235.12	06/06/22
28	28000396	LO	Fairborn	OH	Actual/360	5.402%	56,922.36	32,581.45	0.00	N/A	11/06/23	--	12,236,835.20	12,204,253.75	06/06/22
29	440000331	LO	Marina	CA	Actual/360	5.050%	60,141.68	23,062.40	0.00	N/A	02/01/24	--	13,830,089.50	13,807,027.10	06/01/22
31	310921631	LO	Rockford	IL	Actual/360	5.120%	48,773.31	32,867.88	0.00	N/A	01/01/24	--	11,062,494.66	11,029,626.78	06/01/22
32	300571049	MF	Baton Rouge	LA	Actual/360	5.580%	54,311.15	20,155.25	0.00	N/A	12/06/23	--	11,303,049.60	11,282,894.35	06/06/22
34	310921748	SS	Various	Various	Actual/360	4.940%	50,090.83	16,021.09	0.00	N/A	10/01/23	--	11,775,301.90	11,759,280.81	06/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	28000407	LO	Austin	TX	Actual/360	5.426%	46,618.02	18,144.79	0.00	N/A	01/06/24	--	9,977,342.01	9,959,197.22	06/06/22
36	28000406	Various Various		Various	Actual/360	5.425%	38,080.45	39,856.59	0.00	N/A	01/06/24	--	8,151,605.31	8,111,748.72	06/06/22
37	310920743	RT	Beavercreek	OH	Actual/360	5.450%	43,389.53	16,746.32	0.00	N/A	01/01/24	--	9,245,475.29	9,228,728.97	06/01/22
38	410921163	SS	Daly City	CA	Actual/360	4.820%	37,217.32	17,999.55	0.00	N/A	01/01/24	--	8,966,829.16	8,948,829.61	06/01/22
39	310922281	RT	Stockton	CA	Actual/360	4.840%	38,983.12	13,860.40	0.00	N/A	11/01/23	--	9,353,454.16	9,339,593.76	06/01/22
40	28000386	RT	Nogales	AZ	Actual/360	5.376%	34,725.58	13,941.34	0.00	N/A	11/06/23	--	7,501,204.41	7,487,263.07	06/06/22
42	410921180	SS	San Francisco	CA	Actual/360	4.870%	30,481.81	14,475.10	0.00	N/A	01/01/24	--	7,268,631.51	7,254,156.41	06/01/22
44	300571059	LO	Ashland	KY	Actual/360	5.565%	29,570.41	17,395.71	0.00	N/A	01/06/24	--	6,170,679.86	6,153,284.15	06/06/22
45	440000332	RT	Selbyville	DE	Actual/360	5.144%	28,667.82	12,256.43	0.00	N/A	02/01/24	--	6,471,940.09	6,459,683.66	06/01/22
46	440000323	LO	San Diego	CA	Actual/360	4.917%	26,101.88	12,184.88	0.00	N/A	01/01/24	--	6,164,706.49	6,152,521.61	06/01/22
47	440000325	LO	San Diego	CA	Actual/360	4.817%	25,148.30	12,175.93	0.00	N/A	01/01/24	--	6,062,794.15	6,050,618.22	06/01/22
48	28000403	RT	Boca Raton	FL	Actual/360	4.920%	26,850.83	10,757.54	0.00	N/A	01/06/24	--	6,337,724.90	6,326,967.36	06/06/22
49	301540049	OF	Bingham Farms	MI	Actual/360	5.533%	28,443.36	10,877.06	0.00	N/A	10/06/23	--	5,969,818.16	5,958,941.10	06/06/22
50	28000399	RT	Mount Vernon	IL	Actual/360	5.201%	25,104.78	10,646.36	0.00	N/A	12/06/23	--	5,605,447.93	5,594,801.57	06/06/22
51	310922284	OF	Durham	NC	Actual/360	5.210%	25,782.77	9,262.44	0.00	N/A	01/01/24	--	5,746,885.91	5,737,623.47	06/01/22
52	310922380	LO	Indianapolis	IN	Actual/360	5.140%	22,150.26	9,483.54	0.00	N/A	11/01/23	--	5,004,452.31	4,994,968.77	06/01/22
53	440000327	LO	San Diego	CA	Actual/360	4.857%	19,664.01	9,382.38	0.00	N/A	01/01/24	--	4,701,591.51	4,692,209.13	06/01/22
54	300571052	OF	Brentwood	TN	Actual/360	5.320%	20,773.26	8,445.47	0.00	N/A	12/06/23	--	4,534,545.48	4,526,100.01	06/06/22
55	300571062	MF	Norfolk	VA	Actual/360	5.340%	20,749.94	8,324.93	0.00	N/A	10/06/23	--	4,512,490.98	4,504,166.05	06/06/22
56	300571065	RT	Marietta	GA	Actual/360	5.416%	20,634.75	8,054.28	0.00	N/A	02/06/24	--	4,424,470.39	4,416,416.11	06/06/22
57	310921079	RT	Mentor	OH	Actual/360	5.020%	19,637.24	6,995.97	0.00	N/A	02/01/24	--	4,542,735.45	4,535,739.48	06/01/22
58	410922223	RT	Buford	GA	Actual/360	5.040%	18,267.61	8,156.57	0.00	N/A	01/01/24	--	4,209,127.44	4,200,970.87	06/01/22
60	300571060	RT	Atlanta	GA	Actual/360	5.400%	18,545.67	7,284.75	0.00	N/A	01/06/24	--	3,988,315.91	3,981,031.16	06/06/22
61	300571053	SS	Eliot	ME	Actual/360	5.596%	18,547.14	6,844.69	0.00	N/A	09/06/23	--	3,848,930.12	3,842,085.43	06/06/22
62	410922028	SS	Horn Lake	MS	Actual/360	5.440%	17,653.86	5,823.90	0.00	N/A	10/01/23	--	3,768,613.85	3,762,789.95	06/01/22
63	28000402	OF	Colorado Springs	CO	Actual/360	5.500%	15,616.41	5,959.57	0.00	N/A	12/06/23	--	3,297,306.04	3,291,346.47	06/06/22
64	820919635	RT	Ocala	FL	Actual/360	5.710%	15,143.77	5,337.69	0.00	N/A	01/01/24	--	3,079,913.86	3,074,576.17	06/01/22
65	300571058	MF	Middletown	OH	Actual/360	5.490%	12,529.89	4,768.54	0.00	N/A	01/06/24	--	2,650,425.42	2,645,656.88	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
66	300571064	RT	Various	Various	Actual/360	5.730%	12,572.28	4,023.35	0.00	N/A	02/06/24	--	2,548,003.76	2,543,980.41	06/06/22
67	670922062	98	Vallejo	CA	Actual/360	5.550%	10,398.20	3,875.05	0.00	N/A	07/01/24	--	2,175,735.98	2,171,860.93	06/01/22
68	410921166	SS	Hayward	CA	Actual/360	4.620%	7,771.59	1,953,478.45	0.00	N/A	01/01/24	--	1,953,478.45	0.00	06/01/22
69	400921128	RT	Bakersfield	CA	Actual/360	4.990%	7,571.25	5,276.92	0.00	N/A	02/01/24	--	1,762,007.49	1,756,730.57	06/01/22
70	410922015	SS	Manchester	NJ	Actual/360	5.390%	8,529.15	3,362.07	0.00	N/A	10/01/23	--	1,837,628.73	1,834,266.66	06/01/22
71	410918848	OF	Troy	MI	Actual/360	5.700%	4,351.85	1,539.21	0.00	N/A	01/01/24	--	886,624.26	885,085.05	06/01/22
Totals							3,813,592.91	31,621,859.13	0.00				842,664,368.69	811,042,509.56
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	63,481,157.48	22,159,261.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,510,991.00	2,683,033.50	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,178,159.97	0.00	--	--	--	0.00	0.00	247,999.09	247,999.09	0.00	0.00
7	2,831,508.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,053,773.98	0.00	--	--	--	0.00	0.00	217,153.79	217,153.79	0.00	0.00
9	4,796,295.52	1,310,908.05	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,995,244.92	811,519.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,207,282.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,910,441.00	0.00	--	--	--	0.00	0.00	0.00	0.00	2,438.30	0.00
17	(89,499.00)	748,559.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	(16,253.12)	678,054.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,771,539.98	941,623.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,639,332.12	418,284.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,723,388.16	682,528.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,089,980.62	526,941.27	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,899,636.87	439,672.04	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	809,299.59	1,676,836.97	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	5,202,820.03	5,114,238.61	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	404,584.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	383,731.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,066,678.90	233,491.05	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,883,547.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,290,658.88	338,501.09	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,223,314.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	990,647.81	1,064,118.98	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	928,483.08	196,633.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,630,415.64	1,774,258.56	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	899,540.76	1,030,571.72	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(261,564.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	623,936.85	529,681.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	744,051.68	184,364.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	1,954,183.18	1,890,937.10	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	415,739.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	546,031.41	142,955.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	713,063.24	207,524.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	383,011.75	86,042.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	491,172.28	78,240.06	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	433,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	176,263.22	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	298,506.25	46,935.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	285,698.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	993,309.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	436,033.82	115,935.20	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	133,817.40	39,058.95	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	129,502,962.04	46,710,707.10				0.00	0.00	465,152.88	465,152.88	2,438.30	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
22	310919576	14,840,027.16	Payoff w/ yield maintenance	0.00	482,078.80
25	310919580	13,199,346.95	Payoff w/ yield maintenance	0.00	461,808.95
68	410921166	1,949,431.71	Payoff w/ yield maintenance	0.00	74,516.51
Totals		29,988,805.82		0.00	1,018,404.26
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	29,988,805.82	5.274627%	5.224532%	18
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255578%	5.206375%	19
04/18/22	2	52,060,200.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255617%	5.206424%	20
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255654%	5.206470%	21
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255696%	5.206521%	22
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255732%	5.201479%	23
12/17/21	1	10,072,755.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255767%	5.201524%	24
11/18/21	0	0.00	2	17,352,996.51	1	10,091,886.20	0	0.00	0	0.00	1	10,091,886.20	0	0.00	0	0.00	5.255804%	5.201570%	26
10/18/21	2	17,384,451.29	0	0.00	1	10,109,413.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255838%	5.201614%	27
09/17/21	0	0.00	0	0.00	1	10,128,379.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255874%	5.201659%	28
08/17/21	0	0.00	0	0.00	1	10,145,737.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255908%	5.201702%	29
07/16/21	0	0.00	0	0.00	1	10,163,014.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.255941%	5.208683%	30
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	300571066	05/06/22	0	B	247,999.09	247,999.09	0.00	41,995,448.10	04/27/18	98
8	28000385	05/06/22	0	B	217,153.79	217,153.79	0.00	36,402,831.69
Totals					465,152.88	465,152.88	0.00	78,398,279.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		772,523,221	772,523,221	0		0
25 - 36 Months		2,171,861	2,171,861	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		36,347,428	36,347,428	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	811,042,510	811,042,510	0	0	0	0
May-22	842,664,369	842,664,369	0	0	0	0
Apr-22	844,412,756	792,352,556	52,060,200	0	0	0
Mar-22	846,030,521	846,030,521	0	0	0	0
Feb-22	848,010,700	848,010,700	0	0	0	0
Jan-22	849,612,198	849,612,198	0	0	0	0
Dec-21	851,206,454	841,133,699	10,072,756	0	0	0
Nov-21	852,917,462	825,472,579	0	17,352,997	10,091,886	0
Oct-21	854,496,774	827,002,909	17,384,451	0	10,109,414	0
Sep-21	856,193,383	846,065,004	0	0	10,128,380	0
Aug-21	857,757,885	847,612,148	0	0	10,145,738	0
Jul-21	859,315,314	849,152,299	0	0	10,163,015	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	300571066	41,933,325.53	41,995,448.10	63,000,000.00	12/16/13	2,608,904.97	0.87000	12/31/21	02/06/24	259
14	28000393	23,452,738.16	23,452,738.16	34,400,000.00	08/02/13	1,935,269.00	1.14000	12/31/21	11/06/23	259
35	28000407	9,959,197.22	9,959,197.22	14,500,000.00	05/01/22	225,465.57	0.29000	12/31/21	01/06/24	258
Totals		75,345,260.91	75,407,383.48	111,900,000.00		4,769,639.54

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	300571066	OF	OK	04/27/18	98

Loan transferred to SS on 4/27/18. Borrower executed a PNL. Bank of Oklahoma vacated the Property. Loan is in cash management. SS continues to monitor the performance and leasing activity at the Property.

14	28000393	RT	PA	06/29/21	13

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Special Servicer has reached out to the Borrower and counsel in order to assess next steps. Special Servicer's consultants have inspected the Property and Special Servicer is currently evaluating the results and have ordered a new appraisal.

35	28000407	LO	TX	07/13/20	9

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Lender executed a forbearance agreement effective 10/29/21. Special Servicer will work to return the Loan back to

Master Servicing.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	300571067	17,875,589.95	5.40000%	17,847,921.41 5.40000%			08/11/20	06/06/20	07/07/20
19	300571067	0.00	5.40000%	0.00	5.40000%	10	07/07/20	06/06/20	08/11/20
37	310920743	0.00	5.45000%	0.00	5.45000%	10	07/30/20	06/01/20	09/11/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
33	28000404 01/17/20	8,900,250.85	8,800,000.00	9,351,153.63	2,996,958.14	9,351,153.63	6,354,195.49	2,546,055.36	0.00	178,614.80	2,367,440.56	18.21%
41	300571068 06/17/20	7,506,702.07	5,100,000.00	3,223,702.36	580,457.94	3,223,702.36	2,643,244.42	4,863,457.65	0.00	(74,354.09)	4,937,811.74	57.41%
59	28000411 01/17/20	4,145,897.56	3,000,000.00	3,094,327.88	725,044.67	3,094,327.88	2,369,283.21	1,776,614.35	0.00	4,930.40	1,771,683.95	37.69%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,552,850.48	16,900,000.00	15,669,183.87	4,302,460.75	15,669,183.87	11,366,723.12	9,186,127.36	0.00	109,191.11	9,076,936.25

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
33	28000404	05/15/20	0.00	0.00	2,367,440.56	0.00	0.00	(178,614.80)	0.00	0.00	2,367,440.56
		01/17/20	0.00	0.00	2,546,055.36	0.00	0.00	2,546,055.36	0.00	0.00
41	300571068	04/16/21	0.00	0.00	4,937,811.74	0.00	0.00	41,698.75	0.00	0.00	4,937,811.74
		08/17/20	0.00	0.00	4,896,112.99	0.00	0.00	32,655.34	0.00	0.00
		06/17/20	0.00	0.00	4,863,457.65	0.00	0.00	4,863,457.65	0.00	0.00
59	28000411	12/17/21	0.00	0.00	1,771,683.95	0.00	(4,930.40)	0.00	0.00	0.00	1,776,614.35
		01/17/20	0.00	0.00	1,776,614.35	0.00	0.00	1,776,614.35	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,076,936.25	0.00	(4,930.40)	9,081,866.65	0.00	0.00	9,081,866.65

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,040.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,056.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	586.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	497.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	2,147.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,244.98	0.00	1,084.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		17,328.99

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $112,219,000.00 of Class PEX was exchanged for $47,869,000.00 of Class A-S, $40,807,000.00 of Class B, and $23,543,000.00 of Class C.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30